Summary of Significant Accounting Policies - Schedule of Investments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Summary Of Significant Accounting Policies [Abstract]
Equity method investments	¥ 179,966		¥ 180,287
Non-marketable equity investments	955,167		903,797
Investments	¥ 1,135,133	$ 159,880	¥ 1,084,084